Benefit Plans, Assumed Health Care Cost Trend Rate (FY) (Details) - Other Postretirement Benefits [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	8.70%	8.70%	9.90%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	8.70%	8.70%	8.10%
Year that the date reaches the ultimate trend rate	2018	2017	2016